Document and Entity Information	Oct. 16, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 16, 2022
Entity Registrant Name	Olaplex Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40860
Entity Tax Identification Number	87-1242679
City Area Code	310
Local Phone Number	691-0776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OLPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001868726
Amendment Flag	false
Entity Address, Postal Zip Code	00000